Putnam
New York
Tax Exempt
Income Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Putnam New York Tax Exempt Income Fund was among the beneficiaries as the Federal Reserve Board dramatically reduced interest rates and equity investors continued to turn to bonds to ride out the stock market's extended period of turbulence. But the fund's successful run during the six months ended May 31, 2001, was attributable to more than the favorable market environment for bonds.

During the period, Fund Manager David Hamlin was able to maintain a portfolio that provided both a healthy stream of tax-free current income and the potential for capital growth over the long term. Such results do not occur automatically; they must be actively pursued, and Putnam's extensive credit research made a major contribution to David's efforts.

In the following report, David discusses the fund's performance and strategy during the first half of fiscal 2001 in the context of the current market environment and then offers his insights into prospects for the fiscal year's second half.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
July 18, 2001

REPORT FROM FUND MANAGEMENT

David E. Hamlin

Municipal bonds rallied during much of Putnam New York Tax Exempt Income Fund's semiannual reporting period -- helped in large part by falling interest rates and the ongoing volatility in the stock market. In mid-March, however, a smattering of favorable economic announcements began drawing investors back to stocks, and the bond rally lost some of its momentum. By May 31, 2001, the municipal bond market ended the six months a bit ahead of where it started, as evidenced by your fund's performance.

Total return for 6 months ended 5/31/01

       Class A          Class B          Class C          Class M
     NAV     POP      NAV    CDSC      NAV    CDSC      NAV     POP
-----------------------------------------------------------------------
     5.15%   0.21%    4.69%  -0.31%    4.61%  3.61%     4.87%   1.42%
-----------------------------------------------------------------------

Past performance is not indicative of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.

* AGGRESSIVE FED EASING SPURS MARKET RALLY IN 2001

In spite of the shifting market conditions, demand for municipal bond securities, which are designed primarily to provide income and stability, remained relatively steady. Although the spread in yields between tax-free and taxable securities has actually narrowed somewhat, we feel that municipal bonds continue to represent an attractive buying opportunity.

A major factor contributing to the performance of municipal bonds this year was the almost unprecedented sharpness of the Federal Reserve Board's monetary easing. In the first five months of this year, the Fed has made five interest rate cuts totaling 2.5 percentage points, the most dramatic rate cutting action since former Fed Chairman Paul Volcker's swift decreases in the early 1980s. Two of the cuts occurred outside of the Fed's normal meeting schedule, which showed the determination of the central bank to keep the economy from entering into a recession. The Fed's actions helped spur the bond market's rally this year and caused a significant steepening in the yield curve.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation                  27.4%

Education                       26.5%

Utilities                        9.8%

Water and sewer                  6.1%

Health care                      5.2%

Footnote reads:
*Based on net assets as of 5/31/01. Holdings will vary over time.


When the yield curve steepens, meaning that short-term rates become much lower than long-term rates, it is most beneficial to be positioned in the middle of the municipal bond yield curve, focused on bonds with intermediate maturities. Premium coupon bonds, which pay more than the market rate, also perform well when the yield curve steepens. Fortunately, your fund has emphasized holdings in both the intermediate part of the curve and in premium coupon bonds, and its performance has benefited accordingly.

During the period, we made slight adjustments to the fund's duration but we began and ended the year at the same point. Duration is an indication of a bond's price sensitivity to interest rate movements, measured in years. The longer a bond's (or bond fund's) duration, the more sensitive it will be to changes in interest rates. The fund's duration was 8.04 years on November 30, 2000, and on May 31, 2001. This is considered slightly long, in other words, slightly more aggressive than the fund's benchmark index.

* FUND POSITIONED TO HELP REDUCE IMPACT OF A SLOWDOWN

With the economic prosperity of recent years fading, states and municipalities across the nation are bracing for falling tax revenues. While New York can expect revenue growth to slow into 2002, the Empire State is heading into the economic slowdown on relatively solid financial footing. We expect credit ratings for New York state and New York City to remain stable for the foreseeable future. If the economic slump is prolonged or tips into a full-fledged recession, that outlook could change.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

Aaa/AAA -- 43.7%

Aa/AA -- 27.8%

A -- 15.1%

Baa/BBB -- 7.0%

Ba/BB -- 2.6%

B -- 1.2%

Other -- 2.6%

Footnote reads:
*As a percentage of market value as of 5/31/01. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


Last year, ongoing volatility in the equity markets and uncertainty about the economy and the direction of interest rates sparked a flight to quality that caused the higher-quality areas of the municipal bond market, including investment-grade and insured municipals, to deliver the strongest performance. With more than 90% of its assets invested in investment-grade bonds (more than 80% of the portfolio consists of bonds rated A or above), your fund benefited from investors' penchant for safer higher-quality bonds. Naturally, the high-yielding sector within the municipal market did not fare well during this time and prices of lower-rated municipal bonds lagged. As a result, we witnessed a dramatic difference in yield (known as credit spread) between the highest-rated and lowest-rated municipal bonds.


"With investors looking for greater diversification and less volatile returns in today's market, municipal bonds are enjoying renewed popularity."

-- David A. Hamlin, portfolio manager, New York Tax Exempt Income Fund


However, beginning in December of 2000 and continuing through May 2001, higher-yielding municipal bonds performed well amid a general recovery in bond prices. While your fund invests heavily in higher-grade securities, it does hold some noninvestment grade bonds (7.5% of total assets). Higher yielding lower quality municipal securities require greater research effort because of their added risk, but if carefully selected can provide potentially strong returns. While the strength of the higher-yield sector's rally has been impressive this year, we still believe it is in the early stages of a longer-term upward cycle.

Two new purchases in the education sector exemplify our efforts to scour the entire credit spectrum to uncover bonds with the best balance of income, stability and price appreciation potential. We added bonds issued by the Dutchess County New York Industrial Development Agency for Vassar College, rated AA2 and AA by Moody's and Standard & Poor's, respectively. Vassar College's strong academic reputation and considerable endowment is complemented by the fact that this institution is a less frequent issuer in the municipal market, a factor that makes its bonds quite desirable. The New York Dormitory Authority revenue bonds for Yeshiva University came to market with the equivalent of an AAA rating by virtue of their insurance.

* FAVORABLE ENVIRONMENT FOR BONDS SEEN

Our view of the economy for the next 12 months is that it will be weak, but not recessionary. The general perception in January was that a recession was likely, if not a sure thing. We disagreed with that forecast, and while we do not expect growth to surge in the near term, we believe it is probable that the economy will grow at an annualized rate of 2% to 3% in the next three quarters. The composition of this growth should be slightly stronger in the second quarter and slightly weaker in the third and fourth quarters. We are also not expecting any significant increase in inflation. As a result, this slow to moderate growth with continued low inflation should provide a favorable backdrop for performance of the municipal bonds in your portfolio.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/01, there is no guarantee the fund will continue to hold these securities in the future. This fund concentrates its investments in one state and involves more risk than a fund that invests more broadly.


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for proxy statements, semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you would prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Income Fund is designed for investors seeking a high level of current income free from federal, New York state, and New York City personal income tax consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 5/31/01

                     Class A         Class B         Class C         Class M
(inception dates)   (9/2/83)        (1/4/93)        (7/26/99)       (4/10/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          5.15%   0.21%   4.69%  -0.31%   4.61%   3.61%   4.87%   1.42%
------------------------------------------------------------------------------
1 year           12.83    7.42   11.98    6.98   11.79   10.79   12.35    8.76
------------------------------------------------------------------------------
5 years          34.44   28.02   29.99   27.99   28.61   28.61   32.41   28.08
Annual average    6.10    5.06    5.39    5.06    5.16    5.16    5.77    5.07
------------------------------------------------------------------------------
10 years         89.44   80.52   76.06   76.06   74.13   74.13   82.85   76.93
Annual average    6.60    6.08    5.82    5.82    5.70    5.70    6.22    5.87
------------------------------------------------------------------------------
Annual average
(life of fund)    8.38    8.08    7.53    7.53    7.49    7.49    7.92    7.72
------------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/01

                         Lehman Bros. Municipal      Consumer
                               Bond Index           price index
------------------------------------------------------------------------------
6 months                         4.74%                 1.89%
------------------------------------------------------------------------------
1 year                          12.16                  3.50
------------------------------------------------------------------------------
5 years                         37.88                 13.35
Annual average                   6.64                  2.54
------------------------------------------------------------------------------
10 years                        98.26                 30.90
Annual average                   7.08                  2.73
------------------------------------------------------------------------------
Annual average
(life of fund)                   8.79                  3.27
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-year, 5- and 10-year, if available, and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.




PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/01

------------------------------------------------------------------------------------
Distributions (number)           6              6              6             6
------------------------------------------------------------------------------------
Income 1                     $0.216856      $0.187951      $0.181953     $0.203640
------------------------------------------------------------------------------------
Capital Gains 1                  --             --             --            --
------------------------------------------------------------------------------------
  Total                      $0.216856      $0.187951      $0.181953     $0.203640
------------------------------------------------------------------------------------
Share Value:                NAV     POP        NAV            NAV       NAV     POP
------------------------------------------------------------------------------------
11/30/00                   $8.52   $8.94      $8.51          $8.53     $8.53   $8.82
------------------------------------------------------------------------------------
5/31/01                     8.74    9.18       8.72           8.74      8.74    9.03
------------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------------
Current dividend rate 2     4.80%   4.57%      4.14%          4.02%     4.50%   4.36%
------------------------------------------------------------------------------------
Taxable equivalent 3(a)     8.46    8.06       7.30           7.09      7.93    7.69
------------------------------------------------------------------------------------
Taxable equivalent 3(b)     8.81    8.38       7.59           7.37      8.26    8.00
------------------------------------------------------------------------------------
Current 30-day SEC yield 4  4.42    4.21       3.77           3.59      4.12    3.99
------------------------------------------------------------------------------------
Taxable equivalent 3(a)     7.79    7.42       6.65           6.33      7.26    7.03
------------------------------------------------------------------------------------
Taxable equivalent 3(b)     8.11    7.72       6.92           6.59      7.56    7.32
------------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Most recent distribution, excluding capital gains, annualized and divided by NAV or POP at end of period.

3 Assumes (a) maximum 43.27% combined federal income tax and New York state 2001 personal income tax rates or (b) maximum 45.49% combined federal, New York state, and New York City 2001 tax rates. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines



TOTAL RETURN FOR PERIODS ENDED 6/30/01 (most recent calendar quarter)

                      Class A        Class B         Class C         Class M
(inception dates)    (9/2/83)       (1/4/93)        (7/26/99)       (4/10/95)
                   NAV     POP     NAV    CDSC     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months          2.44%  -2.46%   2.23%  -2.77%   2.04%   1.04%   2.41%  -0.88%
------------------------------------------------------------------------------
1 year           10.05    4.78    9.48    4.48    9.17    8.17    9.84    6.28
------------------------------------------------------------------------------
5 years          33.39   27.09   29.28   27.28   27.69   27.69   31.68   27.41
Annual average    5.93    4.91    5.27    4.94    5.01    5.01    5.66    4.96
------------------------------------------------------------------------------
10 years         91.06   81.97   77.87   77.87   75.66   75.66   84.52   78.51
Annual average    6.69    6.17    5.93    5.93    5.80    5.80    6.32    5.97
------------------------------------------------------------------------------
Annual average
(life of fund)    8.37    8.07    7.52    7.52    7.47    7.47    7.92    7.72
------------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. See first page of performance section for performance calculation method.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


COMPARATIVE BENCHMARKS

The Lehman Brothers Municipal Bond Index is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds. The index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.



THE FUND'S PORTFOLIO
May 31, 2001 (Unaudited)

KEY TO ABBREVIATIONS
AMBAC               -- AMBAC Indemnity Corporation
FGIC                -- Financial Guaranty Insurance Company
FHA Insd.           -- Federal Housing Administration Insured
FRB                 -- Floating Rate Bonds
FSA                 -- Financial Security Assurance
G.O. Bonds          -- General Obligation Bonds
IFB                 -- Inverse Floating Rate Bonds
MBIA                -- Municipal Bond Investors Assurance Corporation
VRDN                -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.5%) (a)
PRINCIPAL AMOUNT                                                                          RATING (RAT)        VALUE
New York (92.6%)
-------------------------------------------------------------------------------------------------------------------
$        10,000,000 Babylon Indl., Dev. Agcy. VRDN (Ogden Martin),
                    FSA, 2.65s, 1/1/19                                                    VMIG1      $   10,000,000
          2,700,000 Buffalo, G.O. Bonds, Ser. A, FGIC, 4s, 2/1/04                         Aaa             2,737,125
                    Dutchess Cnty., Indl. Dev. Agcy. Rev. Bonds
         13,500,000 (Bard College Civic Fac.), 5 3/4s, 8/1/30                             A3             13,921,875
         15,000,000 (Vassar College), 5.35s, 9/1/40                                       Aa2            14,737,500
                    Erie Cnty.
          2,470,000 Ser. C, AMBAC, 5 1/2s, 7/1/29                                         Aaa             2,516,313
          4,160,000 Ser. B, AMBAC, 5 3/8s, 7/1/20                                         Aaa             4,232,800
                    Long Island, Pwr. Auth. Elec. Syst. Rev. Bonds, Ser. A
          5,000,000 5 1/8s, 9/1/29                                                        A-              4,762,500
         15,000,000 FSA, 5s, 9/1/27                                                       Aaa            14,381,250
         13,750,000 Long Island, Pwr. Auth. NY Elec. Syst. IFB,
                    8.15s, 12/1/24 (acquired 5/19/98,
                    cost $14,833,650) (RES)                                               AA-            14,454,688
          7,000,000 Metropolitan Trans. Auth. FRB, 8.67s, 4/1/25
                    (acquired 2/11/00, cost $6,684,580) (RES)                             A3              7,857,500
                    Metropolitan Trans. Auth. Fac. Rev. Bonds,
          5,480,000 Ser. A, MBIA, 6s, 7/1/12                                              Aaa             6,192,400
          5,550,000 (Commuter Facs), Ser. A, 6s, 7/1/24                                   Baa1            5,938,500
         15,400,000 Ser. A, MBIA, 6 1/4s, 4/1/14                                          Aaa            17,690,750
          8,245,000 Ser. A, MBIA, 6 1/4s, 4/1/13                                          Aaa             9,492,056
         11,020,000 (Trans. Fac.), Ser. A, 6s, 7/1/24                                     Baa1           11,791,400
          6,395,000 Ser. C, AMBAC, 5 5/8s, 7/1/27                                         Aaa             6,546,881
         10,275,000 Ser. A, FSA, 5 1/4s, 4/1/13                                           Aaa            10,763,063
         21,235,000 (Dedicated Tax Fund), Ser. A, FGIC,
                    4 3/4s, 4/1/28                                                        Aaa            19,509,656
                    Metropolitan Trans. Auth. Svcs. Contract Fac.
                    Rev. Bonds
          3,750,000 (Trans. Fac.), Ser. 3, 7 3/8s, 7/1/08                                 A-              4,270,313
          3,000,000 (Trans. Fac.), Ser. 6, 7s, 7/1/09                                     Baa1            3,069,360
         20,820,000 (Trans. Fac.), Ser. O, 5 3/4s, 7/1/13                                 AA-            22,849,950
         12,500,000 (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17                               AA-            13,218,750
         24,345,000 (Trans. Fac.), Ser. O, 5 1/2s, 7/1/17                                 AA-            25,744,838
                    Nassau Cnty., G.O. Bonds, Ser. E, FSA
          1,125,000 6s, 3/1/20                                                            Aaa             1,209,375
          2,790,000 6s, 3/1/19                                                            Aaa             2,988,788
          2,735,000 6s, 3/1/18                                                            Aaa             2,933,288
          3,465,000 6s, 3/1/16                                                            Aaa             3,733,538
          2,580,000 5.9s, 3/1/15                                                          Aaa             2,760,600
                    NY City, G.O. Bonds
         12,325,000 Ser. B, 8 1/4s, 6/1/05                                                A              14,327,813
         18,675,000 Ser. B, MBIA, 6 1/2s, 8/15/11                                         AAA            21,826,406
         21,495,000 Ser. D, MBIA, 6 1/2s, 11/1/10                                         AAA            25,068,544
          7,765,000 Ser. I, 6 1/4s, 4/15/27                                               A2              8,298,844
            945,000 Ser. I, 6 1/4s, 4/15/27, Prerefunded                                  AAA             1,073,756
          3,155,000 Ser. I, 6 1/4s, 4/15/17                                               A2              3,387,681
          1,845,000 Ser. I, 6 1/4s, 4/15/17, Prerefunded                                  AAA             2,096,381
         10,000,000 Ser. H, 6 1/8s, 8/1/25                                                A2             10,662,500
          1,300,000 NY City, VRDN, Ser. B, FGIC, 3.25s, 10/1/21                           VMIG1           1,300,000
          7,000,000 NY City, City Transitional Fin. Auth. IFB, 8.91s,
                    11/15/29 (acquired 2/4/00, cost $6,788,320) (RES)                     AA/P            8,128,750
                    NY City, City Transitional Fin. Auth. Rev. Bonds
          6,500,000 Ser. A, 5 3/4s, 8/15/24                                               AA+             6,833,125
         15,000,000 Ser. C, 5 1/2s, 5/1/25                                                AA+            15,318,750
          7,100,000 (Future Tax Secd.), Ser. A, 5s, 8/15/27                               AA+             6,816,000
          1,500,000 NY City, Cts. Fac. Lease VRDN (Jay Street Dev.
                    Corp.), Ser. A-1, 2 3/4s, 5/1/22                                      VMIG1           1,500,000
                    NY City, Cultural Res. VRDN
          2,000,000 (American Museum of National History),
                    Ser. B, MBIA, 2.6s, 4/1/21                                            VMIG1           2,000,000
          1,246,000 (Soloman R. Guggenheim), Ser. B, 2.95s, 12/1/15                       VMIG1           1,246,000
                    NY City, Indl. Dev. Agcy. Rev. Bonds
         17,350,000 (Visy Paper Inc.), 7.95s, 1/1/28                                      B+/P           18,130,750
         19,000,000 (Brooklyn Polytech U. Project J), 6 1/8s, 11/1/30                     Baa3           19,641,250
          1,500,000 (Brooklyn Navy Yard Cogen. Partners),
                    5.65s, 10/1/28                                                        Baa3            1,391,250
          7,000,000 (Horace Mann School), MBIA, 5s, 7/1/28                                Aaa             6,728,750
                    NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
         29,625,000 (American Airlines, Inc.), 6.9s, 8/1/24                               Baa3           30,958,125
         14,465,000 (Terminal One Group Assn.), 6 1/8s, 1/1/24                            A3             14,917,031
         18,250,000 (Terminal One Group Assn.), 6s, 1/1/19                                A3             18,797,500
          6,500,000 (American Airlines, Inc.), 5.4s, 7/1/20                               Baa3            6,093,750
          8,250,000 (British Airways), 5 1/4s, 12/1/32                                    A3              7,394,063
          5,000,000 NY City, Metropolitan Trans. Auth. Ser. A,
                    AMBAC, 5 1/4s, 1/1/29                                                 Aaa             4,968,750
         10,750,000 NY City, Muni. Assistance Corp. IFB, Ser. 337B,
                    8.86s, 7/1/08 (acquired 3/19/98,
                    cost $13,344,611) (RES)                                               AA/P           13,262,813
                    NY City, Muni. Wtr. & Swr. Fin. Auth. IFB
         13,000,000 FGIC, 11.458s, 6/15/11 (acquired 8/9/91,
                    cost $13,344,611) (RES) (SEG)                                         Aaa            19,012,500
         17,500,000 MBIA, 6.73s, 6/15/08                                                  Aaa            18,987,500
          1,700,000 NY City, Muni. Wtr. & Swr. Fin. Auth. VRDN,
                    Ser. G, 2 1/2s, 6/15/24                                               VMIG1           1,700,000
         12,265,000 NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds,
                    Ser. A, 4 3/4s, 6/15/31                                               Aaa            11,176,481
          5,600,000 NY City, NY State Dorm. Auth. Lease Rev.
                    Bonds (Court Facs.), 6s, 5/15/39                                      A               6,034,000
          3,000,000 NY City, NY State Dorm. Auth. Rev. Bonds
                    (Westchester Cnty.), 5 1/4s, 8/1/18                                   Aa1             3,033,750
         53,490,000 NY State Dorm. Auth. Cap. Appn. Rev. Bonds
                    (State U. ), Ser. B, MBIA, zero %, 5/15/08                            Aaa            39,783,188
         13,250,000 NY State Dorm. Auth. IFB, MBIA, 8.36s, 7/1/13
                    (acquired 10/22/97, cost $15,191,120) (RES)                           AAA/P          16,131,875
                    NY State Dorm. Auth. Rev. Bonds
          5,000,000 (NY Dept. of Ed.), 7 3/4s, 7/1/21                                     A-              5,118,050
         18,800,000 (City U. Syst.), Ser. C, 7 1/2s, 7/1/10                               A-             22,090,000
          4,000,000 (State U. Athletic Fac.), 7 1/4s, 7/1/21                              AA-             4,093,040
          2,500,000 (Mount Sinai Hlth.), Ser. A, 6.6s, 7/1/26                             BBB+            2,575,000
          3,000,000 (Mnt. Sinai Hlth.), Ser. A, 6 1/2s, 7/1/25                            BBB+            3,138,750
          8,950,000 (State U. Edl. Fac.), Ser. A, FSA, 5 7/8s, 5/15/17                    Aaa             9,956,875
         13,200,000 (State U. Edl. Fac.), Ser. A, 5 7/8s, 5/15/11                         AA-            14,602,500
          6,000,000 (NY Dept. of Ed.), Ser. A , MBIA, 5 3/4s, 7/1/20                      Aaa             6,570,000
         45,385,000 (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/18                       AA-            49,015,800
         14,645,000 (U. Syst. Construction), Ser. A, 5 3/4s, 7/1/13
                    (2nd Gen)                                                             AA-            16,072,888
         10,000,000 (Columbia U.), Ser. A, 5 3/4s, 7/1/10                                 Aaa            11,125,000
         15,600,000 (U. Syst. Construction), Ser. A, 5 5/8s, 7/1/16                       AA-            16,770,000
          7,500,000 (NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/40                                  Aaa             7,968,750
          3,500,000 (NYU), Ser. 1, AMBAC, 5 1/2s, 7/1/31                                  Aaa             3,718,750
         16,055,000 (State U. Edl. Fac.), Ser. A, 5 1/2s, 5/15/13                         AA-            17,239,056
         20,960,000 (Metal Hlth. Svcs. Fac. Impt. D), FSA,
                    5 1/4s, 8/15/30                                                       Aaa            20,802,800
          3,000,000 (Yeshiva U.), AMBAC, 5s, 7/1/30                                       Aaa             2,887,500
          3,000,000 (U. of Rochester), Ser. A, 5s, 7/1/27                                 Aaa             2,891,250
          2,700,000 (Yeshiva U.), AMBAC, 5s, 7/1/26                                       Aaa             2,619,000
          7,500,000 (Columbia U.), 5s, 7/1/22                                             Aaa             7,350,000
         13,750,000 (Colgate U.), MBIA, 4 3/4s, 7/1/28                                    Aaa            12,598,438
         23,250,000 (St. John's U.), MBIA, 4 3/4s, 7/1/28                                 Aaa            21,302,813
         10,000,000 (NY & Presbyterian Hosp.), AMBAC,
                    4 3/4s, 8/1/27                                                        Aaa             9,037,500
          6,000,000 (Mental Hlth. Svcs. Fac. ), Ser. C, MBIA,
                    4 3/4s, 8/15/22                                                       Aaa             5,565,000
                    NY State Dorm. Auth. VRDN
          1,200,000 (NY Pub. Library), Ser. B, MBIA, 2 3/4s, 7/1/28                       VMIG1           1,200,000
          5,260,000 (Oxford U. Press Inc.), 3s, 7/1/23                                    VMIG1           5,260,000
          8,000,000 NY State Energy Res. & Dev. Auth. Elec. Fac.
                    Rev. Bonds (LILCO), Ser. B, 5.3s, 11/1/23                             Baa3            7,750,000
         10,000,000 NY State Energy Res. & Dev. Auth. Gas Fac. IFB
                    (Brooklyn Union Gas Co.), Ser. B, 9.93s, 7/1/26                       A+             12,175,000
                    NY State Energy Res. & Dev. Auth. Poll.
                    Control Rev. Bonds
         10,000,000 (Niagra Mohawk Pwr. Corp.), Ser. A, FGIC,
                    7.2s, 7/1/29                                                          Aaa            11,000,000
         26,000,000 (Niagara Mohawk), Ser. A , AMBAC, 5.15s,
                    11/1/25                                                               Aaa            25,610,000
          6,000,000 (Lilco Project), Ser. B, 5.15s, 3/1/16                                A-              5,850,000
                    NY State Energy Res. & Dev. Auth. VRDN
          8,030,000 (Niagra Mohawk Pwr. Corp.), Ser. A,
                    3.25s, 7/1/15                                                         A-1+            8,030,000
          5,710,000 (Elec. & Gas), 3s, 6/1/29                                             VMIG1           5,710,000
            800,000 NY State Energy Res. & Dev. Auth. Poll. Control
                    VRDN (NY Elec & Gas), Ser. D, 3s, 10/1/29                             VMIG1             800,000
         10,675,000 NY State Env. Fac. Corp. IFB (PA 221), 8.86s,
                    6/15/11 (acquired 11/24/97,
                    cost $12,993,315) (RES)                                               AAA/P          13,543,906
         10,000,000 NY State Env. Fac. Corp. Poll. Control IFB
                    (State Wtr. Revolving Fund), 8.91s, 6/15/12
                    (acquired 11/24/97, cost $12,803,212) (RES)                           AAA            12,637,500
                    NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                    (State Wtr. Revolving Fund)
          6,870,000 Ser. B, 6.65s, 9/15/13                                                Aaa             7,222,088
          5,265,000 Ser. A, 6.55s, 9/15/10                                                Aaa             5,561,156
                    NY State Hsg. Fin. Agcy. Rev. Bonds
          1,265,000 8s, 11/1/08                                                           A               1,294,475
          9,440,000 (Multi-Fam. Hsg. Insd. Mtge. Program), Ser. A,
                    FHA, 7s, 8/15/22                                                      Aaa             9,829,400
          7,500,000 NY State Hsg. Fin. Agcy. Scvs. Contract Oblig.
                    Rev. Bonds, Ser. C, 7.3s, 3/15/21                                     AAA             7,746,375
                    NY State Hwy. & Bridge Auth. Hwy. & Bridge
                    Rev. Bonds, Ser. A, FSA
          1,000,000 6s, 4/1/16                                                            Aaa             1,097,500
          2,000,000 5.8s, 4/1/18                                                          Aaa             2,145,000
          2,000,000 5 3/4s, 4/1/17                                                        Aaa             2,140,000
                    NY State Local Govt. Assistance Corp. Rev.
                    Bonds, Ser. E
         12,510,000 6s, 4/1/14                                                            AA-            13,995,563
          6,000,000 AMBAC, 6s, 4/1/14                                                     Aaa             6,727,500
          4,900,000 NY State Local Govt. Assistance Corp. VRDN,
                    Ser. B, 2.7s, 4/1/23                                                  VMIG1           4,900,000
                    NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
          6,625,000 (Methodist Hosp. & Nursing Home), Ser. A,
                    FHA Insd., 6.7s, 8/15/23                                              AA              7,063,906
         12,325,000 Ser. A, FHA Insd., 6 1/2s, 8/15/29                                    Aaa            13,850,219
          1,800,000 NY State Med. Care Fac. Fin. Agcy. VRDN
                    (Lenox Hill Hosp.), Ser. A, 2.6s, 11/1/08                             VMIG1           1,800,000
          4,250,000 NY State Muni. Bond Bk. Agcy. Special Program
                    Rev. Bonds (Rochester), Ser. A, 6 3/4s, 3/15/11                       AAA             4,383,195
                    NY State Thruway Auth. Rev. Bonds, Ser. A, FGIC
          2,500,000 5s, 4/1/21                                                            AAA             2,443,750
          5,000,000 5s, 4/1/20                                                            AAA             4,925,000
          4,000,000 5s, 4/1/19                                                            AAA             3,960,000
          8,000,000 NY State Urban Dev. Corp. IFB, FSA, 10.99s,
                    1/1/11 (acquired 8/29/91, cost $8,669,307) (RES)                      AAA            10,630,000
                    NY State Urban Dev. Corp. Rev. Bonds
          5,250,000 (State Fac.), 5 3/4s, 4/1/12                                          AA-             5,781,563
          5,830,000 (Correctional Fac.), Ser. 7, 5.7s, 1/1/16                             AA-             6,106,925
         11,225,000 (State Fac.), 5.7s, 4/1/10                                            AA-            12,249,281
          7,710,000 (Correctional Fac.), Ser. A, 5 1/2s, 1/1/09                           A               8,288,250
                    Port Auth. NY & NJ Rev. Bonds
          6,000,000 (Kennedy Intl. Arpt. - 5th Installment),
                    6 3/4s, 10/1/19                                                       BB/P            6,255,000
          3,075,000 (Kennedy Intl. Arpt. - 4th Installment), 6 3/4s,
                    10/1/11                                                               BB/P            3,240,281
         17,200,000 (Cons-Seventy Fourth), 6 3/4s, 8/1/26                                 AA-            17,433,232
          7,750,000 St. Lawrence Cnty., Indl. Dev. Rev. Bonds
                    (St. Lawrence U.), Ser. A, MBIA, 5s, 7/1/28                           Aaa             7,449,688
          4,220,000 Suffolk Cnty. Judicial Fac. Agcy. Svc. Agreement
                    Rev. Bonds (John P. Cohalan Complex),
                    AMBAC, 5s, 4/15/16                                                    Aaa             4,241,100
                    Suffolk Cnty., Indl. Dev. Agcy. Cont. Care Ret. Rev.
                    Bonds (Jefferson's Ferry), Ser. A
          4,000,000 7 1/4s, 11/1/28                                                       BB-/P           4,045,000
          4,000,000 7.2s, 11/1/19                                                         BB-/P           4,075,000
                    Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
         10,200,000 (Peconic Landing), Ser. A, 8s, 10/1/30                                BB-/P          10,149,000
          5,000,000 (Peconic Landings), Ser. A, 8s, 10/1/20                               BB-/P           4,981,250
          3,000,000 Suffolk Cnty., Indl. Dev. Agcy. VRDN
                    (Peconic Landing), Ser. B, 7s, 10/1/30                                BB-/P           2,996,250
          2,800,000 Syracuse, Indl. Dev. Agcy. Rev. Bonds (1st Mtge. -
                    Jewish Home), Ser. A, 7 3/8s, 3/1/31                                  BB-/P           2,754,500
                    Triborough Bridge & Tunnel Auth. Gen. Purpose
                    Rev. Bonds
         38,750,000 (Convention Ctr.), Ser. E, 7 1/4s, 1/1/10                             AA-            44,610,938
         17,700,000 Ser. Y, 6s, 1/1/12                                                    Aa3            19,890,368
         10,825,000 Triborough Bridge & Tunnel Auth. IFB, 7.83s,
                    1/1/12 (acquired 10/24/97, cost $11,799,421) (RES)                    A+             12,570,531
         18,000,000 Triborough Bridge & Tunnel Auth. Special Oblig.
                    IFB, 7.63s, 1/1/12 (acquired 7/10/92,
                    cost $18,112,814) (RES)                                               Aaa            18,916,020
                    Triborough Bridge & Tunnel Auth. Rev. Bonds
          1,800,000 Ser. A, FSA, 2 3/4s, 1/1/31                                           Aaa             1,800,000
         14,000,000 (Convention Ctr.), Ser. E, 6s, 1/1/11                                 AA-            15,575,000
         10,000,000 Westchester Cnty., Hlth. Care Corp. Rev.
                    Bonds, Ser. A, 5 7/8s, 11/1/25                                        A              10,262,500
          2,035,000 Yonkers Indl. Dev. Agcy. Rev. Bonds (St. John's
                    Riverside Hosp.), Ser. A, 7 1/8s, 7/1/31                              BBB-            2,055,350
                                                                                                      -------------
                                                                                                      1,370,450,253

Puerto Rico (5.9%)
-------------------------------------------------------------------------------------------------------------------
                    Cmnthwlth. of PR, Hwy & Trans. Auth. Rev.
                    Bonds, Ser. B
          5,000,000 6s, 7/1/26                                                            A               5,281,250
          3,500,000 MBIA, 5 7/8s, 7/1/35                                                  Aaa             3,753,750
          3,000,000 Ser. V, 6 5/8s, 7/1/12                                                A               3,117,120
         11,350,000 Cmnwlth. of PR, Tel. Auth. IFB, 8.66s, 1/1/20
                    (acquired 9/25/92, cost $10,981,125) (RES)                            A+             12,018,061
          3,915,000 Cnmwlth. of PR, G.O. Bonds, FSA, 6 1/2s, 7/1/13                       AAA             4,619,700
         10,000,000 PR Elec. Pwr. Auth. IFB, MBIA, 11.06s, 7/1/07
                    (acquired 10/30/97, cost $13,651,251) (RES)                           Aaa            13,262,500
                    PR Elec. Pwr. Auth. Rev. Bonds
         10,000,000 Ser. AA, MBIA, 5 3/8s, 7/1/27                                         Aaa            10,162,500
          2,000,000 MBIA, 5s, 7/1/28                                                      Aaa             1,962,500
          7,000,000 PR Indl. Tourist Edl. Med. & Env. Control Fac.
                    Rev. Bonds (Cogen Facs. - AES PR Project),
                    6 5/8s, 6/1/26                                                        Baa2            7,455,000
         20,000,000 PR Infrastructure Fin. Auth. Special Rev. Bond,
                    Ser. A, 5 1/2s, 10/1/40                                               Aaa            20,525,000
          5,500,000 U. of PR Rev. Bonds, Ser. O, MBIA, 5 3/8s, 6/1/30                     Aaa             5,555,000
                                                                                                      -------------
                                                                                                         87,712,381
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,367,899,957) (b)                                      $1,458,162,634
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $1,480,716,163.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at May 31, 2001 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 2001. Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $1,369,235,906, resulting in gross unrealized appreciation and depreciation of $95,350,710 and $6,423,982, respectively, or net unrealized appreciation of $88,926,728.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 2001 was $172,426,644 or 11.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 2001.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, and FRB's and VRDN's are the current interest rates at May 31, 2001.

      The fund had the following industry group concentrations greater than 10% at May 31, 2001 (as a percentage of net assets):

            Transportation        27.4%
            Education             26.5

      The fund had the following insurance concentrations greater than 10% at May 31, 2001 (as a percentage of net assets):

            MBIA                  17.1%

------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 2001 (Unaudited)
                                 Aggregate Face   Expiration     Unrealized
                   Total Value       Value           Date       Appreciation
------------------------------------------------------------------------------
Muni Bond Index
(short)            $44,874,438     $45,555,431      Jun-01        $680,993
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
May 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,367,899,957) (Note 1)                                    $1,458,162,634
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   26,397,345
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                            2,945,707
-------------------------------------------------------------------------------------------
Total assets                                                                  1,487,505,686

Liabilities
-------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                     69,699
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                               286,781
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             2,668,426
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                        1,039,489
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,931,427
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          142,343
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        39,149
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          4,052
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              552,462
-------------------------------------------------------------------------------------------
Other accrued expenses                                                               55,695
-------------------------------------------------------------------------------------------
Total liabilities                                                                 6,789,523
-------------------------------------------------------------------------------------------
Net assets                                                                   $1,480,716,163

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                              $1,412,721,095
-------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                      2,025,806
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                           (24,974,408)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                       90,943,670
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                   $1,480,716,163

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,328,209,021 divided by 152,010,429 shares)                                        $8.74
-------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $8.74)*                                $9.18
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($149,755,184 divided by 17,177,848 shares)+                                          $8.72
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($1,136,887 divided by 130,095 shares)+                                               $8.74
-------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($1,615,071 divided by 184,807 shares)                                                $8.74
-------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $8.74)**                               $9.03
-------------------------------------------------------------------------------------------

 * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 + Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended May 31, 2001 (Unaudited)
Tax exempt interest income:                                                     $42,261,996
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  3,749,852
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      582,890
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    40,028
-------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                             1,309,379
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                               686,762
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                 4,314
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                 4,016
-------------------------------------------------------------------------------------------
Other                                                                               173,631
-------------------------------------------------------------------------------------------
Total expenses                                                                    6,550,872
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (258,301)
-------------------------------------------------------------------------------------------
Net expenses                                                                      6,292,571
-------------------------------------------------------------------------------------------
Net investment income                                                            35,969,425
-------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                  9,546,047
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                  (5,160,310)
-------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
futures contracts during the period                                              32,245,715
-------------------------------------------------------------------------------------------
Net gain on investments                                                          36,631,452
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                            $72,600,877
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                           May 31      November 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $   35,969,425   $   78,059,398
--------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                 4,385,737         (738,990)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                             32,245,715       33,564,874
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   72,600,877      110,885,282
--------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                            (32,554,724)     (69,713,623)
--------------------------------------------------------------------------------------------------
   Class B                                                             (3,478,736)      (8,395,485)
--------------------------------------------------------------------------------------------------
   Class C                                                                (18,233)         (21,533)
--------------------------------------------------------------------------------------------------
   Class M                                                                (37,385)         (81,200)
--------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                   1,693,856     (162,013,857)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                38,205,655     (129,340,416)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 1,442,510,508    1,571,850,924
--------------------------------------------------------------------------------------------------
End of period (including undistributed
net investment income of $2,025,806
and $2,145,459 respectively)                                       $1,480,716,163   $1,442,510,508
--------------------------------------------------------------------------------------------------

* Unaudited

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                      Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.52        $8.32        $9.05        $9.02        $8.91        $8.97
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .22          .45          .44          .43          .46          .48
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .22          .20         (.65)         .13          .12         (.06)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .44          .65         (.21)         .56          .58          .42
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.22)        (.45)        (.44)        (.43)        (.47)        (.48)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.08)        (.10)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.22)        (.45)        (.52)        (.53)        (.47)        (.48)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.74        $8.52        $8.32        $9.05        $9.02        $8.91
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  5.15*        8.07        (2.42)        6.47         6.69         4.92
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $1,328,209   $1,276,566   $1,374,040   $1,620,108   $1,725,773   $1,873,649
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .41*         .82          .83          .83          .79          .81
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.47*        5.40         5.02         4.79         5.19         5.47
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.29*       14.86        13.24        31.55        81.95        59.60
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                      Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.51        $8.31        $9.04        $9.00        $8.90        $8.95
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .19          .39          .38          .37          .40          .42
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .21          .20         (.65)         .14          .11         (.05)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .40          .59         (.27)         .51          .51          .37
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.19)        (.39)        (.38)        (.37)        (.41)        (.42)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.08)        (.10)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.19)        (.39)        (.46)        (.47)        (.41)        (.42)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.72        $8.51        $8.31        $9.04        $9.00        $8.90
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.69*        7.37        (3.06)        5.91         5.89         4.35
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $149,755     $163,839     $195,618     $231,057     $227,747     $227,405
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .73*        1.47         1.48         1.48         1.44         1.46
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.14*        4.75         4.37         4.12         4.53         4.81
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.29*       14.86        13.24        31.55        81.95        59.60
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                             May 31     Year ended   July 26, 1999+
operating performance               (Unaudited)    Nov. 30     to Nov. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.53        $8.32        $8.61
---------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------
Net investment income                    .18          .38          .13
---------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .21          .21         (.29)
---------------------------------------------------------------------------
Total from
investment operations                    .39          .59         (.16)
---------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------
From net
investment income                       (.18)        (.38)        (.13)
---------------------------------------------------------------------------
Total distributions                     (.18)        (.38)        (.13)
---------------------------------------------------------------------------
Net asset value,
end of period                          $8.74        $8.53        $8.32
---------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.61*        7.33        (1.87)*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,137         $574         $356
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .81*        1.62          .58*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.06*        4.57         1.59*
---------------------------------------------------------------------------
Portfolio turnover (%)                  6.29*       14.86        13.24
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                             May 31
operating performance               (Unaudited)                       Year ended November 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $8.53        $8.33        $9.05        $9.02        $8.91        $8.97
------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------
Net investment income                    .20          .42          .41          .41          .43          .45
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments               .21          .20         (.64)         .13          .12         (.06)
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                    .41          .62         (.23)         .54          .55          .39
------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------
From net
investment income                       (.20)        (.42)        (.41)        (.41)        (.44)        (.45)
------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                            --           --         (.08)        (.10)          --           --
------------------------------------------------------------------------------------------------------------------
Total distributions                     (.20)        (.42)        (.49)        (.51)        (.44)        (.45)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $8.74        $8.53        $8.33        $9.05        $9.02        $8.91
------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                  4.87*        7.74        (2.60)        6.15         6.37         4.59
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                        $1,615       $1,531       $1,837       $2,394       $1,865       $1,266
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .56*        1.12         1.13         1.13         1.09         1.11
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.32*        5.11         4.72         4.47         4.87         5.17
------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                  6.29*       14.86        13.24        31.55        81.95        59.60
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charge.

(b) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
May 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Income Fund, ("the fund"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income tax as Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC, believes is consistent with preservation of capital by investing primarily in a portfolio of longer-term New York tax exempt securities.

The fund offers class A, class B, class C and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by an independent pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are stated at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintains an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 2001, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At November 30, 2000, the fund had a capital loss carryover of approximately $14,403,000 available to offset future net capital gain, if any, which will expire on November 30, 2007.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on original issue discount bonds are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based upon the lesser of (i) an annual rate of 0.50% of the average net assets of the fund or (ii) 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion, and 0.33% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended May 31, 2001, the fund's expenses were reduced by $258,301 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,569 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC, and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Retail Management at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.20%, 0.85%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares, respectively.

For the six months ended May 31, 2001, Putnam Retail Management, acting as underwriter received net commissions of $42,897 and $198 from the sale of class A and class M shares, respectively, and received $68,950 and $0 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 2001, Putnam Retail Management, acting as underwriter received $822 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended May 31, 2001, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $89,110,920 and $154,212,973, respectively. There were no purchases and sales of U.S. government obligations.

Note 4
Capital shares

At May 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:


                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  8,592,806        $ 75,422,254
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,139,588          18,730,753
---------------------------------------------------------------------------
                                            10,732,394          94,153,007

Shares
repurchased                                 (8,528,241)        (74,789,624)
---------------------------------------------------------------------------
Net increase                                 2,204,153        $ 19,363,383
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class A                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  9,596,899       $  79,546,246
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                4,814,548          40,091,993
---------------------------------------------------------------------------
                                            14,411,447         119,638,239

Shares
repurchased                                (29,681,557)       (246,023,619)
---------------------------------------------------------------------------
Net decrease                               (15,270,110)      $(126,385,380)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,503,134        $ 13,146,690
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  247,366           2,161,681
---------------------------------------------------------------------------
                                             1,750,500          15,308,371

Shares
repurchased                                 (3,834,689)        (33,573,794)
---------------------------------------------------------------------------
Net decrease                                (2,084,189)       $(18,265,423)
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class B                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                  1,359,442        $ 11,308,534
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                  626,878           5,209,189
---------------------------------------------------------------------------
                                             1,986,320          16,517,723

Shares
repurchased                                 (6,271,133)        (52,010,608)
---------------------------------------------------------------------------
Net decrease                                (4,284,813)       $(35,492,885)
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                    112,087           $ 980,707
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    1,815              15,874
---------------------------------------------------------------------------
                                               113,902             996,581

Shares
repurchased                                    (51,135)           (447,846)
---------------------------------------------------------------------------
Net increase                                    62,767           $ 548,735
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class C                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     47,880           $ 395,831
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    2,209              18,456
---------------------------------------------------------------------------
                                                50,089             414,287

Shares
repurchased                                    (25,546)           (212,734)
---------------------------------------------------------------------------
Net increase                                   $24,543           $ 201,553
---------------------------------------------------------------------------

                                             Six months ended May 31, 2001
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     17,305           $ 152,371
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,858              33,789
---------------------------------------------------------------------------
                                                21,163             186,160

Shares
repurchased                                    (15,906)           (138,999)
---------------------------------------------------------------------------
Net increase                                     5,257           $  47,161
---------------------------------------------------------------------------

                                              Year ended November 30, 2000
---------------------------------------------------------------------------
Class M                                         Shares              Amount
---------------------------------------------------------------------------
Shares sold                                     10,018           $  83,412
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    8,640              71,990
---------------------------------------------------------------------------
                                                18,658             155,402

Shares
repurchased                                    (59,712)           (492,547)
---------------------------------------------------------------------------
Net decrease                                  $(41,054)          $(337,145)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.




FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam New York Tax Exempt Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


SA051-72898  030/345/681  7/01